Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 06, 2023 $ / shares	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 $ / shares	Nov. 04, 2024 USD ($)	Dec. 31, 2022 $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-10 reverse stock split
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.001	$ 0.001			$ 0.001		$ 0.001		$ 0.001
Number of Reportable Segments					2		2
Repatriation of Funds from International Segment (in Dollars)								$ 12,800
Goodwill, Impairment Loss (in Dollars)		$ 0	$ 6,700	$ 0	$ 6,675	$ 0
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		3 years			3 years		3 years
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life					2 years		2 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		8 years			8 years		8 years
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life					5 years		5 years